Project debt, Variations of project debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 280,000	$ 339,000
Total Project Debt [Abstract]
Beginning balance	4,852,348	5,091,114
Increases	881,943	333,226
Decreases	(825,318)	(535,418)
Business combinations (Note 5)	158,265
Currency translation differences	170,375	(36,574)
Reclassifications	0	0
Ending balance	5,237,614	4,852,348
Project Debt - Long-term [Member]
Total Project Debt [Abstract]
Beginning balance	4,069,909	4,826,659
Increases	613,604	53,222
Decreases	(272,548)	(19,272)
Business combinations (Note 5)	149,585
Currency translation differences	150,506	(33,718)
Reclassifications	214,211	(756,981)
Ending balance	4,925,268	4,069,909
Project Debt - Short-term [Member]
Total Project Debt [Abstract]
Beginning balance	782,439	264,455
Increases	268,339	280,005
Decreases	(552,770)	(516,147)
Business combinations (Note 5)	8,680
Currency translation differences	19,869	(2,855)
Reclassifications	(214,211)	756,981
Ending balance	$ 312,346	$ 782,439